EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

NOTE 24 — EQUITY

a) Capital

The Board of Directors may, without need to change the bylaws, issue new shares (authorized capital), including the capitalization of profits and reserves up to the authorized limit of 1,500,000,000 common shares and 3,000,000,000 preferred shares, all without nominal value. In the case of capital increase through subscription of new shares, the right of preference shall be exercised in up to 30 days, except in the case of a public offering, when the limit is not less than 10 days.

Reconciliations of common and preferred outstanding shares are presented below:

	2020		2019		2018
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,127,010,827	571,929,945	1,124,233,755	571,929,945	1,137,327,184
Acquisition of Treasury shares	-	-	-	-	-	(16,000,000)
Exercise of long-term incentive plan	-	2,220,660	-	2,777,072	-	1,597,235
Transfer of shares	-	-	-	-	-	1,309,336
Balance at the end of the year	571,929,945	1,129,231,487	571,929,945	1,127,010,827	571,929,945	1,124,233,755

As of December 31, 2020, 573,627,483 common shares and 1,146,031,245 preferred shares are subscribed and paid up, with a total capital of R$ 19,249,181 (net of share issuance costs). Ownership of the shares is presented below:

	Shareholders
	2020
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	2,147,800	0.2	560,046,701	32.6
Brazilian institutional investors	3,397,955	0.6	227,262,531	19.8	230,660,486	13.4
Foreign institutional investors	3,142,148	0.5	492,076,396	42.9	495,218,544	28.8
Other shareholders	7,490,941	1.3	407,744,760	35.6	415,235,701	24.1
Treasury stock	1,697,538	0.3	16,799,758	1.5	18,497,296	1.1
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2019
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	69,852,184	6.1	627,751,085	36.5
Brazilian institutional investors	3,068,614	0.5	241,698,143	21.1	244,766,757	14.2
Foreign institutional investors	3,875,655	0.7	427,735,548	37.3	431,611,203	25.1
Other shareholders	7,086,775	1.2	387,724,952	33.8	394,811,727	23.0
Treasury stock	1,697,538	0.3	19,020,418	1.7	20,717,956	1.2
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2018
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,469,922	8.3	653,368,823	38.0
Brazilian institutional investors	2,383,207	0.4	224,073,547	19.6	226,456,754	13.2
Foreign institutional investors	4,836,488	0.8	410,387,290	35.8	415,223,778	24.1
Other shareholders	6,811,349	1.2	394,302,996	34.4	401,114,345	23.3
Treasury stock	1,697,538	0.3	21,797,490	1.9	23,495,028	1.4
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

*Metalúrgica Gerdau S.A. is the controlling shareholder and Indac – Ind. Adm. e Com. Ltda. is the ultimate controlling shareholder of the Company.

Preferred shares do not have voting rights and cannot be redeemed but have the same rights as common shares in the distribution of dividends and also priority in the capital distribution in case of liquidation of the Company.

b) Treasury stocks

Changes in treasury stocks are as follows:

	2020
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	19,020,418	241,985
Exercise of long-term incentive plan	-	-	(2,220,660)	(13,233)
Closing balance	1,697,538	557	16,799,758	228,752

	2019
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	21,797,490	279,869
Exercise of long-term incentive plan	-	-	(2,777,072)	(37,884)
Closing balance	1,697,538	557	19,020,418	241,985

	2018
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	8,704,061	75,528
Repurchases	-	-	16,000,000	243,396
Exercise of long-term incentive plan	-	-	(1,597,235)	(27,433)
Transfer of shares	-	-	(1,309,336)	(11,622)
Closing balance	1,697,538	557	21,797,490	279,869

These shares are held in treasury for subsequent cancellation, selling in the market or to be granted under the long-term incentive plan of the Company. The average acquisition cost of these shares was R$ 13.62 during 2020 (R$ 12.72 and R$ 12.84 during the years ended on December 31, 2019 and 2018, respectively).

c) Capital reserves — consists of premium on issuance of shares.

d) Retained earnings

I) Legal reserves — under Brazilian Corporate Law, the Company must transfer 5% of the annual net income determined on its statutory books in accordance with Brazilian accounting practices to the legal reserve until this reserve equals 20% of the paid-in capital. The legal reserve can be utilized to increase capital or to absorb losses but cannot be used for dividend purposes.

II) Tax incentives reserve — under Brazilian Corporate Law, the Company may transfer to this account part of net income resulting from government benefits which can be excluded from the basis for dividend calculation.

III) Investments and working capital reserve — consists of earnings not distributed to shareholders and includes the reserves required by the Company’s by-laws. The Board of Directors may propose to the shareholders the transfer of at least 5% of the profit for each year determined in its statutory books in accordance with accounting practices adopted in Brazil to this reserve. Amount can be allocated to the reserve only after the minimum dividend requirements have been met and its balance cannot exceed the amount of paid-in capital. The reserve can be used to absorb losses, if necessary, for capitalization, for payment of dividends or for the repurchase of shares.

e) Operations with non-controlling interests — Corresponds to amounts recognized in equity from changes in non-controlling interests.

The effects of interest changes in subsidiaries for the years presented are composed of:

	December 31, 2020
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	-	12,776	12,776
Effects of interest changes in subsidiaries	-	12,776	12,776

	December 31, 2019
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	-	(1,586)	(1,586)
Effects of interest changes in subsidiaries	-	(1,586)	(1,586)

	December 31, 2018
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	-	(85,483)	(85,483)
Effects of interest changes in subsidiaries	-	(85,483)	(85,483)

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

f) Other reserves - Include: gains and losses on available for sale securities, gains and losses on net investment hedge, gains and losses on derivatives accounted as cash flow hedge, cumulative translation adjustments and expenses recorded for stock option plans.

g) Dividends and interest on capital - the shareholders have a right to receive a minimum annual mandatory dividend equal to 30% of adjusted net income as determined in its corporate records prepared in accordance with the accounting practices adopted in Brazil. The Company calculates interest on shareholders´ capital in accordance with the terms established by Law 9249/95. The corresponding amount was recorded as a financial expense for tax purposes. For presentation purposes, this amount was recorded as dividends and did not affect net income. The related tax benefit from the reduction in income tax and social contribution on net income was R$ 98,327 (R$ 0 in 2019).

	2020	2019	2018
Net income	2,365,763	1,203,736	2,303,868
Constitution of legal reserve	(109,649)	(55,876)	(115,193)
Constitution of the tax incentives reserve	(172,792)	(86,216)	(17,051)
Net income before dividends and interest on capital	2,083,322	1,061,644	2,171,624
Dividends and interest on capital	(714,487)	(356,539)	(765,339)
Net income before constitution of investments and working capital reserve	1,368,835	705,105	1,406,285

Constitution of investments and working capital reserve	(1,368,835)	(705,105)	(1,406,285)

The dividends for the year 2020 amounted to R$ 714,487, as shown below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2020	2019	2018
1st quarter	Dividends	-	-	-	-	-	118,803	-
1st quarter	Interest	-	-	-	-	-	-	136,152
2nd quarter	Dividends	-	-	-	-	-	118,817	-
2nd quarter	Interest	-	-	-	-	-	-	238,293
3rd quarter	Dividends	0.12	1,701,161	11/6/2020	11/19/2020	204,139	67,951	221,278
4th quarter	Dividends	-	-	-	-	-	50,968	169,616
4th quarter	Interest	0.17	1,701,161	12/21/2020	3/25/2021	289,197	-	-
4th quarter	Interest	0.13	1,701,161	3/11/2021	3/25/2021	221,151	-	-
Proposed Interest and Dividends						714,487	356,539	765,339
Credit per share (R$)						0.42	0.21	0.45